Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Opening balance	$ 10,252	$ 9,150
Adjustment to provision	4,166	(564)	$ 4,166
Transfers related to liabilities held for sale	(117)	(35)
Payments made	(709)	(730)
Interest accrued	757	660
Others	24	(41)
Cumulative translation adjustment	(230)	1,812
Closing balance	$ 14,143	$ 10,252	$ 9,150